UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04995

SIT U.S. GOVERNMENT SECURITIES

FUND, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end: March 31, 2012

Date of reporting period: June 30, 2012

Item 1. Schedule of Investments

Sit U.S. Government Securities Fund, Inc.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2012

Sit U.S. Government Securities Fund

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Mortgage Pass-Through Securities - 48.7%
Federal Home Loan Mortgage Corporation - 13.2%
25,439,643	2.50	4/1/27	26,206,122
39,298,445	3.00	4/1/27	41,176,345
10,301	5.50	8/1/17	11,002
200,170	5.50	3/1/33	219,374
175,131	6.38	12/1/26	201,727
70,659	6.38	12/1/27	80,305
3,548,306	6.50	11/1/27	3,973,146
928,442	6.50	4/1/29	1,062,236
165,051	6.50	8/1/29	184,813
613,829	6.50	4/1/34	689,098
848,785	6.50	10/1/36	959,694
2,453,611	6.50	11/1/37	2,755,817
2,604,277	6.50	1/1/38	2,957,106
6,076,091	6.50	11/1/38	6,870,042
875,853	6.50	11/1/38	981,815
583,640	6.50	1/1/39	654,249
2,703,755	6.50	9/1/39	3,093,382
980,227	6.50	9/1/39	1,100,654
906,040	6.88	2/17/31	1,086,143
21,924	7.00	2/1/16	22,039
114,086	7.00	8/1/27	128,273
117,235	7.00	10/1/27	131,667
1,362,170	7.00	11/1/27	1,559,340
5,239,707	7.00	2/1/28	6,058,008
6,682,006	7.00	4/1/28	7,724,737
1,058,870	7.00	10/1/28	1,227,924
116,926	7.00	4/1/29	140,207
138,592	7.00	1/1/33	162,730
1,900,562	7.00	9/1/33	2,203,996
3,912,795	7.00	11/1/33	4,648,890
1,830,557	7.00	6/1/35	2,165,702
1,482,234	7.00	10/20/35	1,779,619
2,947,745	7.00	1/1/36	3,463,821
1,847,020	7.00	6/1/36	2,098,686
1,860,085	7.00	8/1/36	2,113,532
408,851	7.00	8/1/36	480,398
4,130,188	7.00	12/1/36	4,636,569
1,598,687	7.00	2/1/37	1,878,452
247,059	7.00	2/1/37	280,722
870,458	7.00	9/1/37	1,010,106
4,313,750	7.00	10/1/37	4,909,610
3,546,602	7.00	10/1/37	4,112,835
1,493,706	7.00	10/1/37	1,733,342
1,151,161	7.00	10/1/37	1,313,892
3,308,983	7.00	11/1/37	3,837,279
3,602,347	7.00	7/1/38	4,180,273
9,716,828	7.00	12/1/38	11,268,168
1,311,127	7.00	12/1/38	1,497,407
5,542,475	7.00	1/1/39	6,429,811

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

1,341,763	7.00	1/1/39	1,556,576
114,520	7.38	12/17/24	128,012
388,466	7.50	9/1/26	453,150
56,110	7.50	7/1/30	64,489
289,039	7.50	1/1/31	319,289
519,442	7.50	3/1/31	629,746
378,385	7.50	7/1/31	444,648
3,184,632	7.50	10/1/31	3,876,864
2,107,728	7.50	10/1/31	2,476,837
1,298,346	7.50	1/1/32	1,518,795
1,285,744	7.50	1/1/32	1,504,054
2,566,345	7.50	4/1/32	3,015,768
526,285	7.50	5/1/32	645,388
2,362,680	7.50	7/1/32	2,894,213
1,273,851	7.50	8/1/32	1,490,141
1,556,320	7.50	12/1/32	1,835,219
2,235,976	7.50	3/1/33	2,737,785
2,261,714	7.50	5/20/33	2,748,791
1,861,095	7.50	4/1/34	2,200,324
1,234,698	7.50	7/1/34	1,506,756
4,553,409	7.50	11/1/34	5,555,840
1,855,074	7.50	11/1/34	2,181,995
1,952,293	7.50	11/1/36	2,384,727
576,931	7.50	12/1/36	659,463
1,111,040	7.50	9/1/37	1,369,605
436,617	7.50	10/1/38	513,079
60,373	7.95	10/1/25	71,392
51,515	7.95	10/1/25	53,892
39,679	7.95	11/1/25	46,922
9,470	8.00	5/1/17	9,486
15,799	8.00	12/1/26	16,401
172,012	8.00	5/1/31	208,811
1,043,233	8.00	2/1/32	1,241,467
191,390	8.00	11/1/36	237,967
858,806	8.00	1/1/37	988,083
28,381	8.25	12/1/17	29,613
117,844	8.50	5/1/16	127,947
1,611	8.50	1/1/17	1,814
15,651	8.50	3/1/17	16,053
44,241	8.50	4/1/17	45,197
10,362	8.50	5/1/17	10,383
30,068	8.50	10/1/19	35,273
29,402	8.50	7/1/21	29,765
1,203,970	8.50	12/1/21	1,432,032
760,271	8.50	5/1/25	898,457
609,495	8.50	6/20/27	738,728
155,281	8.50	12/1/29	183,064
279,909	8.50	3/1/31	350,700
1,014,242	8.50	8/1/36	1,227,951
38,934	9.00	11/1/15	39,610
15,830	9.00	10/1/16	17,573
7,883	9.00	1/1/17	7,902

See accompanying notes to schedule of investments.

JUNE 30, 2012	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2012

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

91,151	9.00	11/1/25		103,645
539,319	9.00	3/20/27		615,338
1,650,950	9.00	2/17/31		1,915,867
943,821	9.00	4/1/31		1,175,826
912,161	9.00	5/1/31		1,105,166
876,260	9.00	11/1/36		1,072,700
12,473	9.25	6/1/16		12,507
4,205	9.25	3/1/17		4,759
43,211	9.25	2/1/18		44,660
21,942	9.25	3/1/19		24,447
16,378	9.25	3/1/19		16,698
8,399	9.50	10/1/16		9,543
29,781	9.50	4/1/18		34,607
92,548	9.50	6/17/19		98,947
443,092	9.50	12/17/21		517,858
23,745	9.75	12/1/16		26,751
39,547	9.75	12/1/17		42,816
37,403	10.00	9/1/20		43,279
603,004	10.00	3/1/21		712,760
539,066	10.00	3/17/25		629,210
383,233	10.00	3/25/25		434,735
517,141	10.00	7/1/30		626,912
11,283	10.25	2/1/17		11,319
5,357	10.50	10/1/13		5,371
98,244	10.50	6/1/19		117,042
410,864	11.00	9/17/16		451,575
161,360	11.00	8/25/20		177,311
3,123	13.00	5/1/17		3,520

				240,274,311

Federal National Mortgage Association - 29.0%
7,771	4.99	3/1/19	[1]	8,104
2,378,043	5.17	6/1/28		2,784,309
69,303	5.76	3/1/33		77,149
1,953,062	5.81	1/1/29		2,267,790
3,760,104	5.94	7/1/27		4,565,507
2,139,851	5.96	11/1/27		2,510,106
2,216,268	5.96	6/1/28		2,573,069
882,390	5.96	6/1/28		1,053,769
113,078	6.00	9/1/28		123,270
20,467	6.00	5/1/32		22,313
678,054	6.00	8/1/34		756,750
619,141	6.00	9/1/37		685,001
1,801,629	6.15	6/1/28		2,121,389
493,204	6.15	6/1/33	[1]	529,171
161,676	6.20	11/1/27		186,057
2,527,447	6.34	4/1/28		2,921,225
117,570	6.35	10/1/30		135,956
1,821,095	6.45	11/1/24		2,156,054
4,538,510	6.49	10/15/28		5,285,631
75,010	6.49	2/1/32		85,832
70,575	6.50	1/1/22		78,496

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

278,080	6.50	8/1/27		315,476
945,969	6.50	2/1/33		1,082,808
233,787	6.50	8/1/34		262,839
6,706,859	6.50	12/1/34		7,641,410
4,479,274	6.50	6/1/35		5,103,428
1,306,157	6.50	7/1/36		1,501,630
721,728	6.50	8/1/36		814,853
6,202,060	6.50	10/1/36		7,002,313
6,010,907	6.50	10/1/36		6,869,145
2,737,425	6.50	10/1/36		3,090,635
5,984,947	6.50	11/1/36		6,757,186
12,327,814	6.50	12/1/36		13,918,474
1,727,981	6.50	8/1/37		1,950,942
4,086,385	6.50	9/1/37		4,613,652
777,294	6.50	9/1/37		877,588
5,035,513	6.50	10/1/37		5,685,246
4,415,518	6.50	2/1/38		4,971,454
944,961	6.50	2/1/38		1,074,568
1,147,283	6.50	3/1/38		1,292,808
4,083,617	6.50	5/1/38		4,601,594
4,281,502	6.50	9/1/38		4,820,564
1,769,533	6.50	9/1/38		2,010,575
1,509,940	6.50	11/1/38		1,705,240
3,164,286	6.50	1/1/39		3,562,686
4,482,010	6.50	10/1/39		5,046,318
15,829,889	6.50	5/1/40		17,872,422
815,114	6.50	5/1/40		920,289
2,029,041	6.50	6/1/40		2,290,848
1,335,312	6.74	12/1/15		1,472,340
4,230,801	6.74	7/1/29		5,339,276
37,093	6.91	11/1/26		42,762
145,904	6.91	8/1/27		168,202
3,230,180	6.94	7/1/29		4,069,287
172,336	6.95	8/1/21	[1]	181,318
179,404	7.00	6/1/17		195,868
354,647	7.00	9/1/21		376,741
271,829	7.00	9/1/21		298,717
838,253	7.00	6/1/22		977,521
182,041	7.00	6/1/22		199,629
500,694	7.00	1/1/24		550,220
64,227	7.00	8/1/27		76,558
616,640	7.00	9/1/31		717,390
230,956	7.00	2/1/32		274,404
1,737,550	7.00	3/1/32		2,052,342
646,313	7.00	3/1/32		751,910
1,219,979	7.00	4/1/32		1,419,305
532,642	7.00	4/1/32		619,667
1,176,093	7.00	5/1/32		1,368,249
482,383	7.00	5/1/32		561,197
168,504	7.00	6/1/32		196,035
129,842	7.00	6/1/32		151,056
130,935	7.00	10/1/32		155,404

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2012

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

5,200,119	7.00	11/1/32	6,206,380
18,057	7.00	11/1/32	19,882
22,624,679	7.00	12/1/32	26,720,623
487,412	7.00	7/1/33	581,729
1,017,199	7.00	9/1/33	1,183,394
901,543	7.00	10/1/33	1,048,842
129,372	7.00	11/1/33	152,943
12,300,397	7.00	12/1/33	14,680,612
9,253,524	7.00	1/1/35	10,994,317
4,713,329	7.00	1/1/35	5,625,392
386,173	7.00	1/1/35	449,267
2,434,951	7.00	1/1/36	2,906,132
446,290	7.00	3/1/36	519,207
3,624,935	7.00	7/1/36	4,224,665
10,661,191	7.00	8/1/36	12,774,809
101,188	7.00	1/1/37	120,769
4,795,204	7.00	3/1/37	5,439,090
23,028,239	7.00	4/1/37	26,632,659
2,599,724	7.00	7/1/37	3,025,773
338,704	7.00	9/1/37	394,043
8,609,783	7.00	10/1/37	10,016,492
960,539	7.00	12/1/37	1,084,814
22,727,369	7.00	3/1/38	26,453,004
2,425,659	7.00	3/1/38	2,826,974
2,576,174	7.00	9/1/38	2,997,082
1,377,144	7.00	9/1/38	1,602,896
5,609,353	7.00	10/1/38	6,525,837
3,067,036	7.00	10/1/38	3,569,807
1,978,176	7.00	10/1/38	2,301,380
3,241,574	7.00	11/1/38	3,772,956
1,015,762	7.00	11/1/38	1,181,723
7,559,847	7.00	1/1/39	8,795,013
940,818	7.00	1/1/39	1,094,533
8,452,239	7.00	5/1/39	9,837,411
5,220,230	7.00	5/1/39	6,083,895
9,256,645	7.00	12/1/39	10,777,161
14,756,372	7.00	1/1/40	17,197,751
1,681,904	7.20	3/1/18	1,882,620
113,792	7.32	6/1/16	113,780
74,263	7.50	11/1/12	74,465
231,010	7.50	6/1/22	271,848
210,441	7.50	8/1/22	242,389
360,912	7.50	10/1/22	424,338
334,267	7.50	12/1/22	377,722
462,874	7.50	3/1/23	523,047
754,257	7.50	2/1/24	886,808
43,153	7.50	9/1/27	50,737
589,817	7.50	10/1/28	693,470
742,994	7.50	9/1/29	873,565
1,394,776	7.50	10/1/29	1,639,890
18,851	7.50	11/1/29	21,776
110,814	7.50	8/1/30	128,006

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

481,601	7.50	12/1/30	566,236
39,776	7.50	6/1/31	43,327
1,155,828	7.50	10/1/31	1,358,272
1,629,285	7.50	11/1/31	1,915,611
512,872	7.50	4/1/32	579,144
107,626	7.50	6/1/32	126,111
732,841	7.50	7/1/32	861,629
34,155	7.50	8/1/32	39,019
261,807	7.50	9/1/32	302,424
17,664	7.50	9/1/32	20,772
1,914,443	7.50	10/1/32	2,306,904
1,863,098	7.50	12/1/32	2,190,514
1,926,273	7.50	1/1/33	2,264,790
824,544	7.50	1/1/33	969,447
1,958,082	7.50	3/1/33	2,301,041
845,943	7.50	4/1/33	1,035,950
2,564,018	7.50	11/1/33	3,131,705
471,118	7.50	1/1/34	552,035
5,683,630	7.50	9/1/34	6,960,164
155,999	7.50	9/1/34	179,758
950,128	7.50	7/1/35	1,117,100
2,052,044	7.50	9/1/35	2,412,664
991,148	7.50	11/1/35	1,165,329
1,783,689	7.50	1/1/36	2,097,150
3,902,401	7.50	4/1/36	4,585,908
501,289	7.50	9/1/36	589,384
1,461,033	7.50	1/1/37	1,717,791
806,777	7.50	5/1/37	948,558
166,494	7.50	5/1/37	195,754
828,363	7.50	8/1/37	1,012,604
3,990,657	7.50	9/1/37	4,691,964
6,747,664	7.50	10/1/37	7,952,366
838,882	7.50	10/1/37	986,304
2,486,595	7.50	11/1/37	2,923,582
1,779,830	7.50	2/1/38	2,092,612
1,645,482	7.50	4/1/38	2,012,410
144,338	7.62	12/1/16	146,415
329,135	7.95	9/15/20	376,383
24,625	8.00	4/1/16	25,058
144,749	8.00	10/1/23	169,294
1,259,515	8.00	6/1/25	1,473,093
419,161	8.00	2/1/31	490,238
932,808	8.00	6/1/31	1,146,258
175,145	8.00	12/1/31	204,845
259,936	8.00	1/1/32	315,555
1,039,054	8.00	2/1/33	1,233,326
1,984,866	8.00	9/1/33	2,447,270
2,911,745	8.00	8/1/34	3,456,157
1,820,450	8.00	11/1/37	2,268,585
722,470	8.00	11/1/37	851,821
922,103	8.00	3/1/38	1,087,196
441,545	8.14	11/15/31	536,318

See accompanying notes to schedule of investments.

JUNE 30, 2012	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2012

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

10,999	8.25	4/1/22	11,244
196,379	8.33	7/15/20	226,699
1,040,702	8.44	3/15/32	1,246,377
173,462	8.47	7/20/30	188,084
95,940	8.49	9/15/30	112,641
7,829	8.50	9/1/12	7,850
150,389	8.50	2/1/16	163,506
11,121	8.50	9/1/17	11,157
55,235	8.50	8/1/18	57,692
15,207	8.50	7/1/22	15,257
53,039	8.50	7/1/26	62,112
306,259	8.50	11/1/26	379,182
268,136	8.50	3/1/28	331,853
270,925	8.50	10/1/28	330,662
133,609	8.50	11/1/28	166,040
441,681	8.50	4/1/29	548,394
415,981	8.50	10/1/29	520,121
363,266	8.50	10/1/29	425,414
251,492	8.50	4/1/30	314,386
49,294	8.50	6/1/30	56,022
406,310	8.50	7/1/30	505,153
402,510	8.50	7/1/30	504,253
254,741	8.50	8/1/30	318,018
58,475	8.50	11/1/30	60,937
4,360	8.50	1/1/31	4,440
985,842	8.50	4/1/32	1,232,188
70,697	8.50	5/1/32	74,262
1,154,881	8.50	1/1/37	1,451,497
4,662,057	8.50	12/1/37	5,821,025
130,751	8.55	7/20/28	139,859
38,210	8.87	12/15/25	41,380
30,386	9.00	10/1/19	32,179
9,878	9.00	12/15/19	9,914
399,785	9.00	9/1/24	470,371
62,199	9.00	6/15/25	67,261
315,436	9.00	6/1/30	395,887
314,723	9.00	7/1/30	369,001
236,108	9.00	10/1/30	285,879
488,257	9.00	2/1/31	618,014
27,086	9.00	7/1/31	27,564
164,488	9.00	10/1/31	207,701
2,754,372	9.00	3/1/32	3,377,785
242,876	9.00	8/1/37	287,000
405,775	9.00	1/1/38	513,998
266,041	9.00	2/1/38	314,377
28,833	9.25	10/1/16	28,945
63,086	9.25	2/1/17	71,303
104,174	9.34	5/15/28	112,747
15,056	9.50	11/1/18	17,474
32,985	9.50	5/1/19	38,823
24,790	9.50	10/1/19	27,228
275,550	9.50	3/1/20	303,683

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

341,563	9.50	7/1/20	406,436
40,433	9.50	9/1/20	46,376
32,218	9.50	10/15/20	34,481
27,462	9.50	12/15/20	28,404
8,678	9.50	12/15/20	8,713
9,617	9.50	3/1/21	11,027
20,248	9.50	4/15/21	24,116
95,800	9.50	8/1/24	116,126
69,232	9.50	12/1/24	82,289
72,232	9.50	5/1/27	88,406
647,724	9.50	5/1/29	756,718
56,077	9.50	1/1/30	63,742
266,215	9.50	4/1/30	321,368
1,178,927	9.50	8/1/31	1,377,307
294,057	9.72	8/20/25	346,723
1,393	9.75	1/15/13	1,395
45,903	9.75	10/1/21	53,299
68,565	9.75	4/1/25	81,753
541	10.00	7/1/13	541
74,101	10.00	2/1/15	77,160
121,035	10.00	3/1/15	133,577
8,657	10.00	11/1/16	8,812
17,014	10.00	9/1/19	17,403
104,356	10.00	7/15/20	111,882
8,426	10.00	1/1/21	10,201
58,112	10.00	1/1/24	67,557
158,354	10.00	2/1/28	200,821
382,060	10.00	6/1/30	469,341
75,100	10.18	7/1/20	81,723
1,997	10.25	8/15/13	2,003
11,402	10.50	5/1/15	11,455
42,659	10.50	6/1/15	46,314
19,534	10.50	12/1/17	21,435
11,302	10.50	4/1/22	12,838
130,861	10.50	6/1/28	158,341
53,272	10.72	8/15/20	55,373
19,238	11.04	12/15/26	19,339

			527,516,834

Government National Mortgage Association - 6.5%
6,473,622	5.40	10/15/43	6,761,113
1,192,473	5.45	7/15/27	1,289,127
253,823	5.50	9/15/25	281,109
3,729,808	5.67	4/15/42	3,969,700
120,989	5.76	3/20/33	135,205
74,396	5.76	3/20/33	83,137
104,343	5.76	5/20/33	116,602
7,858,738	5.85	12/15/30	8,336,608
2,102,498	5.95	3/15/37	2,101,988
43,217	6.00	9/15/18	47,366
407,499	6.00	6/15/23	456,301
275,522	6.00	11/20/28	312,285
1,925,746	6.00	9/15/33	2,185,668

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2012

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

297,371	6.00	11/20/34	335,285
74,594	6.05	3/20/33	84,361
4,572,411	6.09	3/15/41	4,637,184
831,988	6.20	3/15/32	944,105
19,866	6.25	5/15/13	20,576
263,152	6.25	12/15/23	301,308
127,958	6.25	1/15/24	146,847
2,494,227	6.25	4/15/29	2,901,566
181,997	6.35	4/20/30	206,053
56,394	6.35	5/20/30	63,848
143,517	6.35	6/20/30	162,488
135,934	6.35	6/20/30	153,902
133,946	6.35	7/20/30	151,651
109,402	6.35	8/20/30	123,863
197,414	6.35	9/20/30	223,509
162,476	6.35	10/20/30	183,952
131,410	6.35	10/20/30	148,780
125,043	6.35	11/20/30	141,572
125,588	6.35	1/20/31	142,110
258,840	6.35	3/20/31	292,893
130,456	6.35	6/20/31	147,619
101,513	6.35	11/20/31	114,868
193,169	6.38	8/15/26	217,691
74,999	6.38	12/15/27	84,825
196,931	6.38	4/15/28	221,978
107,723	6.49	11/20/31	121,525
41,230	6.49	12/20/31	46,732
108,651	6.49	4/20/32	122,945
67,573	6.49	6/20/32	76,463
599,792	6.50	11/15/23	659,132
3,012,847	6.50	4/15/24	3,305,891
675,357	6.50	6/15/26	774,573
151,876	6.50	11/15/31	177,226
150,240	6.50	3/15/32	174,565
186,847	6.50	4/15/32	217,099
112,035	6.50	4/15/32	130,175
121,780	6.50	10/15/33	140,279
2,078,439	6.50	12/15/33	2,406,950
480,250	6.50	2/15/34	553,204
719,728	6.50	3/20/34	827,225
819,280	6.50	9/20/34	941,647
851,726	6.50	10/20/34	980,844
13,616,027	6.50	2/15/35	15,588,617
185,842	6.50	7/20/38	205,954
644,773	6.50	9/20/38	739,093
6,642,146	6.50	12/20/38	7,555,441
1,183,664	6.50	12/20/38	1,310,208
2,312,927	6.50	1/20/39	2,650,548
1,699,633	6.50	2/20/39	1,945,605
784,658	6.50	6/15/39	899,951
32,368	6.57	9/20/32	38,276
76,466	6.57	3/20/33	90,615

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

80,427	6.58	2/20/28	94,329
31,127	6.75	9/15/15	33,460
162,771	6.75	8/15/28	189,939
526,640	6.75	5/15/29	559,973
65,900	6.75	6/15/29	77,435
238,606	6.91	7/20/26	279,923
489,798	6.91	2/20/27	576,753
348,467	7.00	5/15/24	409,646
290,232	7.00	6/15/31	340,684
155,749	7.00	9/15/31	182,823
150,445	7.00	12/15/31	176,598
362,121	7.00	1/15/32	425,069
292,908	7.00	1/15/32	343,825
263,387	7.00	1/15/32	309,172
170,596	7.00	1/15/32	200,251
268,085	7.00	2/15/32	314,686
187,900	7.00	2/15/32	220,563
149,233	7.00	2/15/32	175,174
721,775	7.00	2/20/32	862,869
298,382	7.00	3/15/32	350,251
298,165	7.00	3/15/32	349,996
1,755,763	7.00	12/15/37	2,066,928
1,171,398	7.00	12/15/37	1,378,998
2,043,413	7.00	5/15/38	2,376,958
139,868	7.00	6/20/38	160,498
778,811	7.00	8/20/38	915,055
641,525	7.00	9/15/38	754,177
552,863	7.00	11/15/38	648,968
1,423,098	7.00	11/20/38	1,668,179
558,962	7.00	12/15/38	657,116
233,506	7.00	12/20/38	267,946
621,426	7.00	1/20/39	714,830
558,934	7.00	2/20/39	655,191
153,394	7.02	4/20/26	179,309
12,840	7.05	2/15/23	14,811
80,580	7.05	9/20/26	94,088
45,355	7.05	1/20/27	53,117
28,143	7.05	4/20/27	32,959
574,163	7.10	5/20/25	667,182
64,163	7.15	3/20/27	74,789
210,104	7.15	4/20/27	244,899
115,215	7.25	5/15/29	134,127
31,772	7.25	6/15/29	37,144
47,324	7.27	7/20/22	54,104
53,929	7.38	1/15/29	62,975
1,045,673	7.50	12/15/23	1,220,490
52,680	7.50	8/20/29	61,040
1,314,991	7.50	7/20/35	1,591,772
19,760	7.50	6/15/36	21,344
1,291,537	7.50	10/15/37	1,514,409
367,617	7.50	1/20/38	425,956
75,266	7.50	10/20/38	87,082

See accompanying notes to schedule of investments.

JUNE 30, 2012	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2012

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

500,848	7.50	3/15/39	618,431
20,139	7.55	10/20/22	22,714
2,610,973	7.60	12/15/33	2,739,312
53,080	7.63	12/15/29	55,465
57,648	7.65	7/20/22	65,420
77,563	7.75	6/15/20	89,444
113,839	7.75	7/15/20	131,804
49,650	7.75	8/15/20	55,541
47,646	7.75	8/15/20	52,672
50,510	7.75	11/15/20	57,244
32,768	7.90	1/20/21	33,124
2,784	7.90	1/20/21	2,788
48,417	7.95	2/15/20	53,145
98,128	7.95	7/20/25	113,350
41,188	7.95	8/20/25	41,990
133,718	7.95	9/20/25	161,016
26,902	7.95	10/20/25	27,050
14,737	7.95	10/20/25	14,784
40,022	7.95	1/20/26	41,147
36,857	7.95	1/20/26	37,411
74,018	7.95	4/20/26	78,492
23,112	7.95	9/20/26	23,185
22,521	7.95	11/20/26	22,593
30,783	7.95	12/20/26	31,151
40,101	7.95	3/20/27	40,870
16,657	7.99	2/20/21	16,710
42,529	7.99	4/20/21	43,860
65,031	7.99	7/20/21	73,981
59,291	7.99	10/20/21	68,818
97,266	7.99	1/20/22	113,702
131,674	7.99	6/20/22	155,030
82,612	8.00	10/15/14	94,567
7,677	8.00	5/15/16	7,703
10,061	8.00	6/15/16	10,220
16,450	8.00	9/15/16	16,738
1,498,020	8.00	4/15/31	1,729,259
945,631	8.00	6/20/31	1,169,349
1,013,866	8.00	8/20/33	1,237,905
134,318	8.10	5/20/19	153,245
46,141	8.10	7/20/19	47,842
56,221	8.10	9/20/19	62,321
17,606	8.10	9/20/19	17,664
17,212	8.10	10/20/19	17,269
19,456	8.10	1/20/20	19,520
9,506	8.25	8/15/15	9,539
182,239	8.25	4/15/19	206,178
56,721	8.25	2/15/20	59,497
33,320	8.40	2/15/19	33,733
45,414	8.40	6/15/19	47,076
39,350	8.40	2/15/20	40,057
9,602	8.50	4/15/15	10,695
45,907	8.50	9/15/16	50,742

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

8,397	8.50	1/15/17		8,427
46,286	8.50	10/20/22		55,589
20,182	8.50	9/20/24		24,674
43,524	8.50	3/20/25		53,123
81,622	8.50	12/20/26		100,889
29,361	8.60	6/15/18		29,476
19,528	8.63	10/15/18		21,583
8,399	9.00	1/15/17		8,435
7,422	9.00	7/15/17		8,538
98,165	9.00	12/15/20		116,464
14,960	9.10	5/15/18		17,148
23,122	9.50	11/20/16		23,221
16,300	9.50	6/20/18		18,818
20,570	9.50	7/20/18		23,748
29,119	9.50	9/20/18		33,617
24,878	9.50	9/20/18		28,721
13,015	9.50	8/20/19		15,154
1,530	10.00	11/15/17		1,716
21,875	10.00	2/15/19		25,510
8,927	10.00	2/20/19		10,406
7,639	10.00	3/20/19		8,905
53,636	10.00	10/15/19		56,668
24,339	10.00	12/15/20		28,308
54,616	10.00	6/15/21		64,431
83,407	10.50	2/15/20		95,201
138,086	10.50	12/15/20		154,872
54,060	10.50	8/15/21		64,512
6,359	11.50	8/15/18		6,624

				117,447,827

Total Mortgage Pass-Through Securities (cost: $857,265,953)				885,238,972

U.S. Treasury / Federal Agency Securities - 3.9%
Safina, Ltd.:
3,000,000	2.00	12/30/23		3,000,000
Tennessee Valley Authority:
5,000,000	6.25	12/15/17		6,353,795
Treasury Bill:
15,000,000	0.06	7/19/12		14,999,516
5,000,000	0.08	7/19/12		4,999,851
Treasury Note:
42,000,000	0.75	6/30/17		42,042,672

Total U.S. Treasury / Federal Agency Securities (cost: $71,461,523)				71,395,834

Collateralized Mortgage Obligations - 44.6%
Federal Home Loan Mortgage Corporation - 12.8%
73,289	5.12	3/25/44	[1]	74,684
30,440	5.50	2/15/34		30,621
58,624	6.00	9/15/21		62,532
99,309	6.00	6/15/28		99,293
3,741,932	6.00	5/15/36		4,283,459

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2012

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

1,123,170	6.50	9/15/23		1,262,269
307,387	6.50	3/15/24		324,694
4,885,500	6.50	4/15/29		5,748,594
92,653	6.50	2/15/30		105,571
339,489	6.50	8/15/31		371,888
1,455,523	6.50	1/15/32		1,587,129
348,887	6.50	2/15/32		400,558
504,391	6.50	3/15/32		546,606
1,154,786	6.50	6/25/32		1,313,146
110,615	6.50	7/15/32		123,293
1,077,274	6.50	2/25/43		1,198,814
370,729	6.50	3/25/43		423,697
692,111	6.50	7/25/43		792,634
2,931,875	6.50	9/25/43		3,413,208
1,205,270	6.50	9/25/43	[1]	1,371,308
1,353,293	6.50	10/25/43		1,531,909
127,329	6.70	9/15/23		143,663
281,764	6.95	3/15/28		326,992
105,108	7.00	12/15/20		115,420
76,834	7.00	3/15/21		85,736
396,520	7.00	9/15/21		434,311
335,128	7.00	10/15/22		383,438
72,234	7.00	11/15/22		82,151
2,047,465	7.00	3/25/23		2,319,898
73,327	7.00	4/15/23		84,117
87,457	7.00	5/15/23		100,011
255,479	7.00	7/15/23		292,657
662,432	7.00	1/15/24		775,889
446,247	7.00	3/15/24		514,428
298,915	7.00	8/15/25		347,412
428,963	7.00	9/15/26		497,111
4,138,220	7.00	8/15/27		4,442,121
4,743,107	7.00	10/15/27		5,077,909
4,748,389	7.00	6/15/28		5,088,851
748,276	7.00	6/15/29		872,573
8,640,947	7.00	8/15/29		9,652,913
1,210,639	7.00	8/15/29		1,403,832
3,401,499	7.00	9/15/29		3,618,019
919,638	7.00	10/20/29		1,063,557
11,535,825	7.00	11/15/29		12,842,804
23,701,598	7.00	12/15/29		26,477,484
637,984	7.00	1/15/30		744,845
1,201,475	7.00	10/15/30		1,397,993
2,439,097	7.00	6/15/31		2,857,068
206,171	7.00	7/15/31		241,620
616,872	7.00	4/15/32		718,230
3,072,590	7.00	5/15/32		3,596,130
19,426,530	7.00	12/15/40		21,875,095
19,585,907	7.00	3/15/41		22,125,897
20,579,015	7.00	8/15/41		23,683,847
3,101,640	7.00	2/25/43		3,698,777
1,077,489	7.00	3/25/43		1,225,233

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

1,002,829	7.00	7/25/43	1,155,094
10,153,114	7.00	9/25/43	12,050,410
9,788	7.50	6/15/17	9,835
322,733	7.50	10/15/21	367,417
736,688	7.50	7/15/22	845,991
946,027	7.50	3/15/23	1,090,587
3,246,250	7.50	4/15/23	3,743,978
235,532	7.50	9/20/26	274,439
1,289,714	7.50	3/15/28	1,512,016
860,023	7.50	9/15/29	1,012,260
1,019,144	7.50	6/15/30	1,201,140
712,567	7.50	8/15/30	839,896
852,770	7.50	9/15/30	1,004,570
447,713	7.50	9/15/30	525,305
530,543	7.50	11/15/30	625,498
5,634,030	7.50	6/15/34	7,276,813
2,277,888	7.50	2/25/42	2,768,571
1,404,927	7.50	7/25/43	1,627,493
1,078,214	7.50	9/25/43	1,278,739
27,663	8.00	3/15/21	31,333
303,685	8.00	7/15/21	348,488
65,911	8.00	11/25/22	72,452
2,832,581	8.00	2/15/23	3,271,030
62,791	8.00	3/15/23	72,470
129,743	8.00	4/25/24	148,836
93,137	8.00	2/15/27	107,231
475,241	8.00	11/20/29	558,036
777,685	8.00	1/15/30	914,836
69,468	8.25	6/15/22	80,076
383,635	8.30	11/15/20	438,313
114,595	8.50	10/15/22	129,549
482,183	8.50	3/15/25	558,016
198,567	8.50	3/15/32	236,782
433,872	9.00	12/15/19	490,314
10,061	9.15	10/15/20	11,110
415,472	9.50	2/15/20	455,725
1,514,214	9.50	2/25/42	1,815,220

			233,223,808

Federal National Mortgage Association - 25.2%
9,844,849	4.00	10/25/22	10,632,461
14,763,295	4.50	6/25/21	16,214,536
623,690	5.50	1/25/37	696,705
5,039,132	6.44	9/25/37	5,714,691
92,637	6.50	12/25/23	105,056
1,253,893	6.50	8/20/28	1,439,503
1,165,968	6.50	12/25/33	1,179,761
12,435,782	6.50	7/25/34	13,657,775
885,256	6.50	7/25/36	1,074,369
11,152,835	6.50	8/25/36	13,315,860
1,284,424	6.50	9/25/36	1,525,433
26,745,507	6.50	5/25/39	29,765,008
5,962,240	6.50	6/25/39	6,736,428

See accompanying notes to schedule of investments.

JUNE 30, 2012	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2012

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

2,810,595	6.50	6/25/42		3,302,052
4,397,475	6.50	7/25/42		5,113,239
470,584	6.50	11/25/42		529,554
409,553	6.50	12/25/42		475,774
236,950	6.59	3/25/29	[1]	278,662
1,374,616	6.63	6/25/42	[1]	1,567,447
18,609,260	6.75	6/25/32		21,475,172
5,991,459	6.75	4/25/37		6,583,221
5,844,126	6.84	10/25/42	[1]	6,858,264
33,077	6.85	12/18/27		38,173
38,368	7.00	1/25/21		43,294
78,727	7.00	7/25/22		88,518
72,561	7.00	11/25/22		82,737
23,938	7.00	12/25/22		27,106
36,084	7.00	6/25/23		41,335
971,967	7.00	9/18/27		1,124,265
3,861,241	7.00	10/25/27		4,173,459
2,723,090	7.00	7/25/29		3,100,172
9,213,089	7.00	12/25/33		11,085,478
4,529,071	7.00	8/25/37	[1]	4,960,161
4,198,805	7.00	9/25/38		4,521,430
26,024,845	7.00	5/25/40		29,181,952
28,708,386	7.00	7/25/40		31,720,303
3,518,941	7.00	9/25/40		3,977,022
2,877,945	7.00	9/25/40		3,287,018
851,054	7.00	10/25/41		915,786
873,259	7.00	11/25/41		1,072,748
3,839,296	7.00	12/25/41		4,466,711
873,127	7.00	12/25/41		986,635
1,596,039	7.00	1/25/42		1,853,510
2,811,212	7.00	7/25/42		3,311,205
1,532,614	7.00	7/25/42		1,810,939
4,095,055	7.00	10/25/42		4,766,776
6,094,878	7.00	1/25/44		6,908,503
693,694	7.00	2/25/44		807,715
295,575	7.00	2/25/44		341,439
3,618,628	7.00	7/25/44		4,174,849
430,686	7.00	8/25/44		500,875
656,316	7.00	3/25/45		730,495
757,044	7.04	12/25/42	[1]	888,486
5,166,414	7.06	2/25/42	[1]	6,068,406
1,879,956	7.10	6/25/42	[1]	2,190,400
4,481,737	7.26	10/25/42	[1]	5,298,568
70,790	7.50	8/20/27		82,572
4,143,320	7.50	2/25/29		4,973,755
1,374,900	7.50	6/19/30	[1]	1,598,745
610,280	7.50	6/25/30		712,331
4,410,130	7.50	6/25/32		5,065,795
4,474,003	7.50	9/25/37		4,690,763
582,624	7.50	10/25/40		673,469
1,876,986	7.50	11/25/40		2,142,002
816,013	7.50	2/25/41		924,659

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

1,548,804	7.50	8/25/41		1,815,165
7,777,077	7.50	10/25/41		8,951,780
201,286	7.50	11/25/41		239,876
6,021,904	7.50	12/25/41		6,987,616
1,298,646	7.50	1/25/42		1,525,098
2,772,183	7.50	5/25/42		3,201,374
1,062,477	7.50	5/25/42		1,266,140
1,160,698	7.50	6/25/42		1,322,718
6,303,555	7.50	7/25/42		7,238,115
2,387,456	7.50	7/25/42		2,861,347
7,229,327	7.50	8/25/42		8,243,377
3,844,629	7.50	11/25/43		4,493,449
3,070,183	7.50	2/25/44		3,520,040
1,658,389	7.50	3/25/44		1,941,382
2,588,829	7.50	5/25/44		3,080,700
4,733,973	7.50	6/25/44		5,602,382
174,136	7.50	10/25/44		202,802
12,880,895	7.50	1/25/48		15,108,414
1,117,064	7.52	6/17/40	[1]	1,154,561
39,369	7.70	3/25/23		45,391
8,738,488	7.95	7/25/37	[1]	9,776,570
178,028	8.00	7/25/22		207,427
92,063	8.00	7/25/22		105,040
100,000	8.00	7/18/27		121,000
6,522,081	8.00	6/25/41		7,506,732
1,622,296	8.00	7/25/44		1,962,645
8,965	8.50	1/25/21		10,629
79,540	8.50	9/25/21		92,606
73,985	8.50	1/25/25		85,425
3,413,851	8.50	6/18/27		3,959,029
11,327,103	8.50	8/25/29		13,738,677
917,741	8.50	6/25/30		1,070,993
555,095	8.50	6/25/30		647,807
2,312,287	8.50	10/25/30		2,748,143
1,416,379	8.52	11/25/37	[1]	1,682,884
1,381,320	8.63	11/25/37	[1]	1,592,647
18,183	8.70	12/25/19		20,761
24,065	8.75	9/25/20		26,402
106,172	8.95	10/25/20		121,699
177,271	9.00	7/25/19		200,001
72,833	9.00	12/25/19		82,726
7,866	9.00	3/25/20		9,045
42,769	9.00	5/25/20		50,336
55,287	9.00	6/25/20		62,781
19,444	9.00	6/25/20		22,330
11,175	9.00	7/25/20		12,896
49,730	9.00	9/25/20		57,269
35,026	9.00	10/25/20		40,428
510,340	9.00	1/25/21		602,452
96,804	9.00	8/1/22		112,602
340,269	9.00	11/25/28		381,479
1,558,777	9.00	6/25/30		1,855,460

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2012

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

286,783	9.00	10/25/30		343,094
51,567	9.05	12/25/18		57,314
63,751	9.25	1/25/20		73,140
80,190	9.33	10/25/42	[1]	96,327
1,186,484	9.44	6/25/32	[1]	1,370,843
2,392,554	9.44	2/25/44	[1]	2,991,440
49,606	9.50	12/25/18		56,300
102,849	9.50	3/25/20		119,021
13,674	9.50	4/25/20		15,464
84,723	9.50	11/25/20		97,384
324,335	9.50	11/25/31		391,259
2,388,665	9.50	10/25/41		3,034,351
694,371	9.50	12/25/41		845,663
66,166	9.50	12/25/41		79,201
137,672	9.60	3/25/20		159,458
372,761	10.06	3/25/39	[1]	434,829
3,367,562	10.36	9/25/42	[1]	4,130,825
1,749,660	11.25	6/25/44	[1]	2,168,707

				457,884,799

Government National Mortgage Association - 3.1%
789,418	6.50	9/20/28		921,735
194,001	6.50	3/20/31		225,806
1,890,586	6.96	3/16/41	[1]	1,986,689
5,793,999	7.00	9/16/23		6,348,305
64,035	7.00	4/16/26		72,629
16,185,955	7.00	5/20/38		17,850,899
3,775,547	7.00	7/20/39		4,216,125
14,460,726	7.00	6/20/40		16,543,687
3,527,502	7.00	5/20/42		4,259,171
191,762	7.50	5/16/27		233,139
1,910,424	8.00	10/16/29		2,230,356
349,824	8.00	1/16/30		408,154
596,529	8.00	3/16/30		737,464
55,922	8.50	2/20/32		70,593

				56,104,752

Small Business Administration - 0.2%
3,364,459	6.77	11/1/28		3,936,077
Vendee Mortgage Trust - 3.3%
9,654,660	3.75	12/15/33		10,378,668
756,687	6.00	2/15/30		795,777
13,701,079	6.50	1/15/29		16,348,869
6,985,255	6.50	8/15/31		8,434,506
3,378,473	6.75	6/15/26		3,994,223
3,106,033	7.00	3/15/28		3,728,014
398,988	7.02	7/15/30	[1]	465,137
928,976	7.25	9/15/22		1,055,543
1,052,514	7.25	9/15/25		1,213,099
1,009,640	7.50	6/15/30		1,159,326
1,392,136	7.75	5/15/22		1,600,728
1,855,206	7.75	9/15/24		2,152,714
5,989,545	7.99	3/15/25	[1]	7,199,799

Principal Amount ($)/ Contracts	Coupon Rate (%)	Maturity Date		Fair Value ($)

580,835	8.00	2/15/25		681,314
205,783	8.29	12/15/26		244,063

				59,451,780

Total Collateralized Mortgage Obligations (cost: $804,537,061)				810,601,216

Asset-Backed Securities - 1.5%
Federal Home Loan Mortgage Corporation - 0.5%
45,118	6.09	9/25/29	[1]	46,965
250,000	6.28	10/27/31	[1]	281,473
381,963	7.00	11/25/30	[1]	396,691
3,855,290	7.15	9/25/28	[1]	4,315,515
2,946,955	7.16	7/25/29		3,115,293
1,112,034	7.27	8/25/28	[1]	1,192,657

				9,348,594

Federal National Mortgage Association - 0.3%
88,435	0.59	11/25/32	[1]	81,676
518,663	4.70	10/25/33	[1]	518,667
422,275	5.41	9/26/33	[1]	422,901
156,776	5.75	2/25/33	[1]	167,150
319,340	6.47	10/25/31	[1]	334,500
642,813	6.57	5/25/32	[1]	649,701
1,515,027	6.59	10/25/31	[1]	1,704,879
167,607	6.83	7/25/31	[1]	174,587
63,361	7.80	6/25/26	[1]	63,347

				4,117,408

Small Business Administration - 0.7%
4,892,072	7.13	10/1/20		5,501,662
6,778,905	7.33	8/1/20		7,606,407

				13,108,069

Total Asset-Backed Securities (cost: $26,257,507)				26,574,071

Put Options Purchased [10] - 0.0%
300	U.S. Treasury 5 Year Future Put Options: $123.75 strike August 2012 expiration
Total Put Options Purchased (cost: $118,488)				51,562

Total Investments in Securities - 98.7% (cost: $1,759,640,532)				1,793,861,655

See accompanying notes to schedule of investments.

JUNE 30, 2012	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2012

Sit U.S. Government Securities Fund (Continued)

Contracts		Fair Value ($)

Call Options Written [10] - 0.0%
(1,500)	U.S. Treasury 2 Year Future Call Options: $110.13 strike August 2012 expiration
Total Call Options Written (premiums received: $274,755)		(140,625)

Other Assets and Liabilities, net - 1.3%		24,474,569

Total Net Assets - 100.0%		$1,818,195,599

[1]	Variable rate security. Rate disclosed is as of June 30, 2012.
[10]	The amount of $1,500,000 in cash was segregated with the broker to cover put options purchased and call options written as of June 30, 2012.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of June 30, 2012 is as follows (See notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Assets
Mortgage Pass-Through Securities	—	885,238,972	—	885,238,972
U.S. Treasury / Federal Agency Securities	—	71,395,834	—	71,395,834
Collateralized Mortgage Obligations	—	810,601,216	—	810,601,216
Asset-Backed Securities	—	26,574,071	—	26,574,071
Put Options Purchased	51,562	—	—	51,562

	51,562	1,793,810,093	—	1,793,861,655

Liabilities
Call Options Written	(140,625)	—	—	(140,625)

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2012

Securities Valuation:

Investments in Securities

Investment securities are carried at fair value based upon closing market quotations on the last business day of the period. Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available, at the last reported bid price. Consistent with the Fund’s valuation policies and procedures, the current fair value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from broker-dealers or quotation systems. Securities for which market quotations are not available, such as private placement securities, are valued at fair value according to methods selected in good faith by the Sit Investment Associates, Inc. (the “Adviser”) and may include dealer-supplied valuations. Short-term investments of sufficient credit quality with maturities of 60 days or less when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Option and future contracts entered into and held by the Fund are valued at the close of the securities and commodities exchange on which they are traded.

Derivative Instruments

The Fund applies derivative instrument disclosure standards in order to enable investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s financial statements.

To hedge interest rate risk, the U.S. Government Securities Fund purchased put option and wrote call option contracts traded on a U.S. exchange. Risks of purchasing and writing options include the possibility of an illiquid market and that a change in the value of the option may not correlate with changes in the value of the underlying securities.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded. During the three months ended June 30, 2012, the average volume of derivative activity in the U.S. Government Securities Fund were as follows:

	Average Cost	Average Premium Received	Average Notional Amount
Purchased Put Options	$122,285	—	$275,000
Written Call Options	—	$185,646	2,300,000

The number of open option contracts outstanding as of June 30, 2012 also serve as indicators of the volume of activity for the Fund throughout the period.

Balance Sheet - Values of derivatives as of June 30, 2012

U.S. Government Securities Fund

	Asset Derivatives Value [1]	Liability Derivatives Value [2]
Interest rate risk:
Purchased put options	$51,562	—
Written call options	—	$140,625

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2012 (Continued)

Transactions in written options for the three months ended June 30, 2012 were as follows:

	Number of Contracts	Premium
Outstanding, March 31, 2012	800	$96,536
Call options written	3,550	690,106
Call options expired	—	—
Call options closed	(2,850)	(511,887)

Outstanding, June 30, 2012	1,500	$274,755

Fair Value Measurements

The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•

Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•

Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs of methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The fair value of the Fund’s bonds are generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities.

A summary of the levels for the Fund’s investments as of June 30, 2012 is included with the Fund’s schedule of investments.

JUNE 30, 2012	12

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2012 (Continued)

At June 30, 2012, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis
U.S. Government Securities	$46,439,775	($12,218,652)	$34,221,123	$1,759,640,532

13

Item 2. Controls and Procedures.

(a) The principal financial officer and principal executive officer have concluded that the Sit U.S. Government Securities Fund’s (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit U.S. Government Securities Fund, Inc.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	July 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	July 26, 2012

By:	/s/ Roger J. Sit

Roger J. Sit

President

Date:	July 26, 2012